Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
1 5 .	FAIR VALUE MEASUREMENT
Measured or disclosed at fair value on a recurring basis
The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash, other receivables, loan receivable
s
, other payables, amounts due to related parties, bank borrowings, loans payable to third parties, promissory notes and derivative liabilities at fair value on a recurring basis as of December 31, 2019 and 2020. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The Group determines the fair value of derivative liabilities with the assistance of an independent third-party appraiser, based on Level 3 inputs. To determine the fair value of derivative liabilities, the Group used binomial model.
The key assumptions used in valuation of derivative liabilities are summarized in the table below:

	For the years ended December 31,
	2019	2020
Exit period	2019/12/31	2019/12/31
	–2020/12/31	–2020/6/30
Volatility	77%	92%
Measured or disclosed at fair value on a recurring basis
-continued

	Fair Value Measurement as of December 31, 2019
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	RMB	RMB	RMB	RMB
Cash and cash equivalents	256,763	—	—	256,763
Restricted cash	386,267	—	—	386,267
Promissory notes	—	174,045	—	174,045
Derivative liabilities	—	—	172,235	172,235

Total	643,030	174,045	172,235	989,310

	Fair Value Measurement as of December 31, 2020
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
	RMB	RMB	RMB
Cash and cash equivalents	48,497	—	48,497
Restricted cash	540,310	—	540,310
Promissory notes	—	163,125	163,125

Total	588,807	163,125	751,932

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2018, 2019 and 2020:

Derivative liabilities
RMB
Balance as of January 1, 2019	63,942
Changes in fair value	104,589
Exchange rate effect	3,704

Balance as of December 31, 2019	172,235

Changes in fair value	20,917
Extinguishment of derivative liabilities	(194,265)
Exchange rate effect	1,113

Balance as of December 31, 2020	—

Measured or disclosed at fair value on a
non-recurring
basis
The Group measures goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measures long-lived assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable as a result of the impairment assessments, the Group would recognize an impairment loss based on the fair value of the assets.